Long-Term Investment - Additional Information (Detail) - Haitianhuineng [Member] ¥ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 29, 2021 USD ($)	Mar. 29, 2021 CNY (¥)
Long Term Investments [Line Items]
Equity method investments					$ 0.2	¥ 1.5
Equity method investment, ownership percentage					4.56%	4.56%
Payments to acquire equity method Investments	$ 0.2	¥ 1.5
Qingdao Intelligent [Member]
Long Term Investments [Line Items]
Equity method investments			$ 0.2	$ 0.0